Share-Based Compensation - PCUs movement (Details) - PCUs - GasLog Partners LP $ in Thousands					12 Months Ended
	Apr. 03, 2023 EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Apr. 06, 2021 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments shares	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments					133,292	203,912
Vested during the year	(16,089)	(50,982)	(14,062)	(2,992)	(50,557)	(65,044)
Forfeited during the year | EquityInstruments					(82,735)	(5,576)
Outstanding at end of the year | EquityInstruments						133,292	203,912
Weighted average contractual life
Weighted average contractual life						10 months 2 days	1 year 10 months 9 days
Aggregate fair value
Outstanding at the beginning of the year					$ 357	$ 674
Vested during the year					(146)	(189)
Forfeited during the year					$ (211)	(128)
Outstanding at the end of the year						$ 357	$ 674